QB2 Advances from SMM/SC - Narrative (Details) $ in Billions	Dec. 31, 2021 CAD ($)
Quebrada Blanca Phase 2 project facility | SSM/SC
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1.3